United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
					[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Geode Capital Management LP
Address:	One Post Office Square, 28th Floor
		Boston, MA 02109


13F File Number:	28-10985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeffrey S. Miller
Title:	Chief Operating Officer
        Geode Capital Management, LLC
Phone:	617-392-8533
Signature, Place, and Date of Signing:


/s/ Jeffrey S. Miller          Boston, MA          May 12, 2011

Report Type (Check only one.):
[  ]		13F HOLDINGS REPORT.

[x ] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


Form 13F File Number	Name
28-10386		Geode Capital Management, LLC
28-10533		Geode Capital Holdings LLC